Decommissioning Liabilities - Schedule of Reconciliation of the Decommissioning Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Reconciliation of the Decommissioning Liabilities [Abstract]
Balance, beginning of period	$ 19,922	$ 17,444
Liabilities incurred	204	134
Change in estimates		1,645
Decommissioning costs incurred	(75)	(1,133)
Accretion expense	498	1,832
Balance, end of period	$ 20,549	$ 19,922